Summary of Significant Accounting Policies (Policies)	12 Months Ended
Nov. 30, 2014
Summary of Significant Accounting Policies
Use of Estimates

Use of Estimates

        The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Revenue Recognition

Revenue Recognition

        Wholesale revenues are recorded on the accrual basis of accounting when title transfers to the customer, which is typically at the shipping point. We record estimated reductions to revenue for customer programs, including co-op advertising, other advertising programs or allowances, based upon a percentage of sales. We also allow for returns based upon pre-approval or in the case of damaged goods. Such returns are estimated based on historical experience and an allowance is provided at the time of sale.

        Retail store revenue is recognized net of estimated returns at the time of sale to consumers. E-commerce sales of products ordered through our retail internet sites known as www.joesjeans.com and www.hudsonjeans.com are recognized upon estimated delivery and receipt of the shipment by the customers. E-commerce revenue is also reduced by an estimate of returns. Retail store revenue and E-commerce revenue exclude sales taxes. Revenue from licensing arrangements are recognized when earned in accordance with the terms of the underlying agreements, generally based upon the higher of (a) contractually guaranteed minimum royalty levels and (b) estimates of sales and royalty data received from our licensees. Payments received in consideration of the grant of a license or advanced royalty payments are recognized ratably as revenue over the term of the license agreement and are reflected under the caption of "Deferred Licensing Revenue" on the Consolidated Balance Sheets. The revenue recognized ratably over the term of the license agreement will not exceed royalty payments received. The unrecognized portion of the upfront payments are included in deferred royalties and accrued expenses depending on the long or short term nature of the payments to be recognized. There were no advanced payments under our licensing agreements during our fiscal year ended November 30, 2013. For our fiscal year ended November 30, 2014, we received $60,000 in advanced payments under our intimates' license agreement.

Accounts Receivable, Due To Factor and Allowance for Customer Credits and Doubtful Allowances

Accounts Receivable, Due To Factor and Allowance for Customer Credits and Doubtful Allowances

        We evaluate our ability to collect on accounts receivable and charge-backs (disputes from the customer) based upon a combination of factors. Whether a receivable is past due is based on how recently payments have been received and in certain circumstances where we are aware of a specific customer's inability to meet its financial obligations (e.g., bankruptcy filings, substantial downgrading of credit sources). A specific reserve for bad debts is taken against amounts due to reduce the net recognized receivable to the amount reasonably expected to be collected. Amounts are charged off against the reserve once it is established that amounts are not likely to be collected. We recognize reserves for charge-backs based on our historical collection experience. See "Notes to Consolidated Financial Statements—Note 5—Factored Accounts and Receivables" for further discussion.

Inventory

Inventory

        Inventory is valued at the lower of cost or market with cost determined by the first-in, first-out method. Inventory consists of finished goods, work-in-process and raw materials. We continually evaluate our inventories by assessing slow moving current product. Market value of non-current inventory is estimated based on historical sales trends for this category of inventory for individual product lines, the impact of market trends, an evaluation of economic conditions and the value of current orders relating to future sales of this type of inventory. Inventory reserves establish a new cost basis for inventory. Such reserves are not reversed until the related inventory is sold or otherwise disposed. Costs capitalized in inventory include the purchase price of raw materials and contract labor, plus in-bound transportation costs and import fees and duties. During the fourth quarter of fiscal 2014, we wrote down certain finished goods inventory from continuing operations by $1,085,000, representing the lower of cost or market adjustment.

Deferred Financing Costs

Deferred Financing Costs

        Deferred financing costs are amortized using the straight-line method over the term of the related agreements (five years) and recorded as a component of interest expense in the accompanying consolidated statement of comprehensive (loss). Amortization of deferred financing costs included in interest expense from continuing operations was approximately $420,000 and $70,000 for the year ended November 30, 2014 and 2013. We did not record any amortization of deferred financing cost for the years ended November 30, 2012.

Costs of Goods Sold	Costs of Goods Sold Costs of goods sold include product, freight in, freight out, inventory reserves, inventory markdowns and other various charges.
Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

        Selling, general and administrative expenses include salaries and benefits, travel and entertainment, professional fees, advertising, marketing, sample expenses, stock based compensation expenses, facilities, fulfillment and distribution costs, bad debt expenses and write down of other assets.

Earnings Per Share

Earnings Per Share

        Basic earnings per share, or EPS, is computed using the weighted average number of common shares outstanding during the period. Diluted EPS is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the period except for periods of net loss for which no common share equivalents are included because their effect would be anti-dilutive. Dilutive common equivalent shares consist of common stock issuable upon exercise of stock options, restricted stock and restricted stock units using the treasury stock method. Dilutive common stock equivalent shares issuable upon conversion of the convertible notes are calculated using the if-converted method.

Deferred Rent

Deferred Rent

        When a lease includes lease incentives (such as a rent holiday) or requires fixed escalations of the minimum lease payments, rental expense is recognized on a straight-line basis over the term of the lease and the difference between the average rental amount charged to expense and amounts payable under the lease is included in deferred rent in the accompanying consolidated balance sheets.

Advertising Costs

Advertising Costs

        Advertising costs are charged to expense as incurred, except in the case of seasonal media campaigns. The production and other related costs of seasonal media campaigns are capitalized and amortized over the expected period of future benefits, which is typically six months or less.

        Advertising and tradeshow expenses from continuing operations included in selling, general and administrative expenses were approximately $4,121,000, $824,000 and $109,000 for fiscal 2014, 2013 and 2012, respectively.

Financial Instruments

Financial Instruments

        The fair values of our financial instruments (which consist of cash, accounts receivable, factored accounts receivable, accounts payable, accrued expenses and a line of credit) do not differ materially from their recorded amounts because of the relatively short period of time between origination of the instruments and their expected realization. The fair value of our term debt and convertible notes is based on the amount of future cash flows associated with the instrument discounted using our incremental borrowing rate. At November 30, 2014, the carrying value of the term debt was not materially different from fair value.

        We do not hold or have any obligations under financial instruments that possess off-balance sheet credit or market risk.

Impairment of Long-Lived Assets and Intangibles

Impairment of Long-Lived Assets and Intangibles

        We assess the impairment of long-lived assets, identifiable intangibles and goodwill annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors considered important that could trigger an impairment review other than on an annual basis include the following:

•	A significant underperformance relative to expected historical or projected future operating results;
•	A significant change in the manner of the use of the acquired asset or the strategy for the overall business; or
•	A significant negative industry or economic trend.

        When we determine that the carrying value of long-lived assets, such as property and equipment and purchased intangibles subject to amortization, may not be recoverable based upon the existence of one or more of the aforementioned factors and the carrying value exceeds the estimated undiscounted cash flows expected to be generated by the asset, impairment is measured based on a projected discounted cash flow method using a discount rate determined by management. These cash flows are calculated by netting future estimated sales against associated merchandise costs and other related expenses such as payroll, occupancy and marketing.

        The impairment loss calculations require management to apply judgment in estimating future cash flows and the discount rates that reflect the risk inherent in future cash flows. Future expected cash flows for store assets are based on management's estimates of future cash flows over the remaining lease period or expected life, if shorter. We consider historical trends, expected future business trends and other factors when estimating each store's future cash flow. We also consider factors such as: the local environment for each store location, including mall traffic and competition; our ability to successfully implement strategic initiatives; and the ability to control variable costs such as cost of sales and payroll, and in some cases, renegotiate lease costs. The estimated cash flows used for this nonrecurring fair value measurement are considered a Level 3 input as defined in Note 10. If actual results are not consistent with the assumptions and judgments used in estimating future cash flows and asset fair values, there may be additional exposure to future impairment losses that could be material to our results of operations.

        During fiscal 2014, we recorded store impairment charges from continuing operations of $840,000 related to six of our retail stores. Based on the operating performance of these stores, we believed that we could not recover the carrying value of property and equipment located at these stores. There was no impairment recorded for our retail stores during fiscal 2012 or fiscal 2013. During fiscal 2014, we recorded a goodwill impairment charge from continuing operations of $23,585,000 as the carrying value of our Hudson wholesale reporting unit exceeded our fair market value.

        Business acquisitions are accounted for under the purchase method by assigning the purchase price to tangible and intangible assets acquired and liabilities assumed. Assets acquired and liabilities assumed are recorded at their fair values and the excess of the purchase price over the amounts assigned is recorded as goodwill. Purchased intangible assets, such as customer relationships and designs, with finite lives are amortized over their estimated useful lives. Goodwill and other intangible assets, such as trademarks, with indefinite lives are not amortized but are tested at least annually for impairment.

        In fiscal 2007, we acquired through merger JD Holdings, which included all of the goodwill and intangible assets related to the Joe's®, Joe's Jeans™ and JD® logo and marks. On September 30, 2013, we acquired Hudson, which included all of the goodwill and intangible assets related to the Hudson® logos and marks. We have assigned an indefinite life to the remaining intangible assets relating to the trademarks acquired, and therefore, no amortization expenses are expected to be recognized. However, we will test the assets for impairment annually in accordance with our critical accounting policies. As part of our annual test of assets for impairment during fiscal 2014, we recorded impairment to our goodwill in the amount of $23,585,000.

        We evaluate goodwill for impairment at least annually using a two-step process. The first step is to determine the fair value of each reporting unit and compare this value to its carrying value. If the fair value exceeds the carrying value, no further work is required and no impairment loss would be recognized. The second step is performed if the carrying value exceeds the fair value of the assets. The implied fair value of the reporting unit's goodwill must be determined and compared to the carrying value of the goodwill.

        We review our other indefinite-lived intangible assets for impairment on an annual basis, or when circumstances indicate their carrying value may not be recoverable. We calculate the value of the indefinite-lived intangible assets using a discounted cash flow method, based on the relief from royalty concept.

        Our annual impairment testing date is September 30 of each year. Based on our under-performance in the fourth quarter of fiscal 2014, we determined that it was appropriate to perform our impairment testing as of November 30, 2014. Based on our testing we determined that the goodwill allocated to our Hudson wholesale reporting unit was impaired by $23,585,000, and there was no impairment of our other indefinite-lived intangible assets. For fiscal 2013 and 2012, we determined that there was no impairment of our goodwill or indefinite lived intangible assets.

Cash Equivalents	Cash Equivalents We consider all highly liquid investments that are both readily convertible into known amounts of cash and mature within 90 days from their date of purchase to be cash equivalents.
Concentration of Credit Risk

Concentration of Credit Risk

        Financial instruments that potentially subject us to significant concentrations of credit risk consist principally of cash, cash equivalents, accounts receivable and amounts due from factor. We maintain cash and cash equivalents with various financial institutions. The policy is designed to limit exposure to any one institution. We perform periodic evaluations of the relative credit rating of those financial institutions that are considered in our investment strategy.

        We do not require collateral for trade accounts receivable. However, we sell a portion of our accounts receivable to CIT on a non-recourse basis. In that instance, we are no longer at risk if the customer fails to pay. However, for accounts receivable that are not sold to CIT or sold on a recourse basis, we continue to be at risk if these customers fail to pay. We provide an allowance for estimated losses to be incurred in the collection of accounts receivable based upon the aging of outstanding balances and other account monitoring analysis. The net carrying value approximates the fair value for these assets. Such losses have historically been within management's expectations. Uncollectible accounts are written off once collection efforts are deemed by management to have been exhausted.

        For fiscal 2014, 2013 and 2012, sales to customers or customer groups from continuing operations representing greater than 10 percent of net sales are as follows:

	2014	2013	2012
Nordstrom, Inc.	39.6%	25.0%	0.0%
Macy's Inc.	9.8%	14.0%	0.0%

*	Less than 10%.

        Our 10 largest customers and customer groups accounted for approximately 73 percent of our net sales during fiscal 2014. In addition, our international sales from continuing operations were $5,700,000, $1,472,000 and $0 in fiscal 2014, 2013 and 2012, respectively.

Stock-Based Compensation

Stock-Based Compensation

        We measure the cost of all employee stock-based compensation awards based on the grant date fair value of those awards and record that cost as compensation expense over the period during which the employee is required to perform service in exchange for the award (generally over the vesting period of the award). An entity may elect either an accelerated recognition method or a straight-line recognition method for awards subject to graded vesting based on a service condition, regardless of how the fair value of the award is measured. For all stock based compensation awards that contain graded vesting based on service conditions, we have elected to apply a straight-line recognition method to account for these awards.

Property and Equipment

Property and Equipment

        Property and equipment are stated at the lower of cost or fair value in the case of impaired assets. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets. Leasehold improvements are amortized over the lives of the respective leases or the estimated service lives of the improvements, whichever is shorter. Maintenance and repairs are charged to expense as incurred. Upon sale or retirement, the asset cost and related accumulated depreciation or amortization is removed from the accounts, and any related gain or loss is included in the determination of net income.

Income Taxes

Income Taxes

        We use the liability method of accounting for income taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates.

        Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The likelihood of a material change in our expected realization of these assets depends on our ability to generate sufficient future taxable income. Our ability to generate enough taxable income to utilize our deferred tax assets depends on many factors, among which is our ability to deduct tax loss carry-forwards against future taxable income, the effectiveness of tax planning strategies and reversing deferred tax liabilities.

        We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based upon the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based upon the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement. Our policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense.

Discontinued Operations

Discontinued Operations

        In accordance with the provisions of ASC 205-20, the results of operations of a component of an entity that has either been disposed of or is classified as held for sale is required to be reqoprted as discontinued operations in the consolidated financial statements. In order to be considered a discontinued operation, both the operations and cash flows of the component have been (or will be) elimimated from the ongoing operations of an entity and the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction. The accompanying consolidated financial statements reflect the results of operations and financial position of our "Joe's Business" as discontinued operations.

Other Recently Issued Financial Accounting Standards

Other Recently Issued Financial Accounting Standards

        In July 2013, the Financial Accounting Standards Board, or FASB, issued a standard to clarify the presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists as of the reporting date. This guidance is effective for annual reporting periods beginning after December 15, 2013. The adoption of this amendment will not have a material effect on our financial statements.

        In April 2014, the FASB issued authoritative guidance which raises the threshold for disposals to qualify as discontinued operations. Under this new guidance, a discontinued operation is (1) a component of an entity or group of components that have been disposed of or are classified as held for sale and represent a strategic shift that has or will have a major effect on an entity's operations and financial results, or (2) an acquired business that is classified as held for sale on the acquisition date. This guidance also requires expanded or new disclosures for discontinued operations, individually material disposals that do not meet the definition of a discontinued operation, an entity's continuing involvement with a discontinued operation following disposal and retained equity method investments in a discontinued operation. This guidance is effective for fiscal periods beginning after December 15, 2014. The adoption of this guidance is not expected to have a material impact on our consolidated financial statements.

        In May 2014, the FASB issued a comprehensive new revenue recognition standard which will supersede previous existing revenue recognition guidance. The standard creates a five-step model for revenue recognition that requires companies to exercise judgment when considering contract terms and relevant facts and circumstances. The five-step model includes (1) identifying the contract, (2) identifying the separate performance obligations in the contract, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations and (5) recognizing revenue when each performance obligation has been satisfied. The standard also requires expanded disclosures surrounding revenue recognition. The standard is effective for fiscal periods beginning after December 15, 2016 and allows for either full retrospective or modified retrospective adoption. We are currently evaluating the impact of the adoption of this standard on our consolidated financial statements.

        In August 2014, the FASB issued Accounting Standards Update No. 2014-15 to communicate amendments to FASB Accounting Standards Codification Subtopic 205-40, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern, or ASC amendments. The ASC amendments establish new requirements for management to evaluate a company's ability to continue as a going concern and to provide certain related disclosures. The ASC amendments are effective for the annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted, but we have not yet adopted such guidance.